Nature of Business	12 Months Ended
Dec. 31, 2011
Nature of Business [Abstract]
NATURE OF BUSINESS
1.	NATURE OF BUSINESS

Wi-LAN Inc. (“WiLAN” or the “Company”) develops, acquires, and licenses a range of intellectual property that drives products in communications and consumer electronics markets. The Company has licensed patents to companies that sell products utilizing the following technologies including: Wi-Fi, WiMAX, LTE, CDMA, DSL, DOCSIS, Bluetooth and V-Chip.